Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Operating lease costs	$43,475	$46,466	$46,820
Income from sub-leases	(2,893)	(1,614)	(1,103)
Net operating lease costs	$40,582	$44,852	$45,717

Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases
Future minimum lease payments under non-cancelable leases as of December 31, 2025 were as follows:

Minimum rental payments	(in thousands)
2026	$41,377
2027	35,918
2028	27,618
2029	20,106
2030	12,380
Thereafter	33,005
Total future minimum lease payments	170,404
Lease imputed interest	(17,000)
Total	$153,404